Amplify International Enhanced Dividend Income ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Communication Services - 8.4%
NetEase, Inc. - ADR	17,825	$1,703,713
Nintendo Co. Ltd. - ADR	193,286	2,570,704
Tencent Music Entertainment Group - ADR	199,052	2,796,681
TIM SA - ADR	92,856	1,329,698
Vodafone Group PLC - ADR	253,403	2,247,685
		10,648,481

Consumer Discretionary - 15.4%
Alibaba Group Holding Ltd. - ADR	32,030	2,306,160
Coupang, Inc.(a)(b)	126,052	2,640,789
Ferrari NV	9,185	3,750,879
InterContinental Hotels Group PLC - ADR	24,257	2,570,029
JD.com, Inc. - ADR	26,216	677,421
MakeMyTrip Ltd.(a)	13,952	1,173,363
PDD Holdings, Inc. - ADR(a)	24,025	3,194,124
Toyota Motor Corp. - ADR	16,516	3,385,285
		19,698,050

Consumer Staples - 5.0%
Coca-Cola Femsa SAB de CV - ADR	20,568	1,765,557
Fomento Economico Mexicano SAB de CV - ADR	19,391	2,087,441
Philip Morris International, Inc.	25,161	2,549,564
		6,402,562

Energy - 14.4%
Cameco Corp.	89,738	4,415,110
Canadian Natural Resources Ltd.	91,652	3,262,811
Ecopetrol SA - ADR(c)	222,706	2,492,080
Petroleo Brasileiro SA - ADR	226,981	3,288,955
TotalEnergies SE - ADR(c)	53,473	3,565,580
YPF SA - ADR(a)(c)	68,068	1,369,528
		18,394,064

Financials - 20.3%
Banco Bilbao Vizcaya Argentaria SA - ADR	317,588	3,185,408
Banco Macro SA - ADR(c)	11,198	641,981
Banco Santander SA - ADR	360,704	1,670,060
Bancolombia SA - ADR	82,611	2,697,249
Barclays PLC - ADR	237,750	2,546,303
ICICI Bank Ltd. - ADR	143,425	4,132,074
Mitsubishi UFJ Financial Group, Inc. - ADR	502,017	5,421,784
NU Holdings Ltd./Cayman Islands - Class A(a)	101,415	1,307,239
Sumitomo Mitsui Financial Group, Inc. - ADR	320,467	4,297,462
		25,899,560

Health Care - 8.3%
AstraZeneca PLC - ADR	26,281	2,049,655
Novartis AG - ADR	23,863	2,540,455
Novo Nordisk AS - ADR	23,806	3,398,068
Teva Pharmaceutical Industries Ltd. - ADR(a)	161,350	2,621,938
		10,610,116

Industrials - 7.1%
Airbus SE - ADR	37,320	1,277,837
Embraer SA - ADR(a)(b)	90,068	2,323,754
RELX PLC - ADR	90,677	4,160,261
Siemens AG - ADR	13,400	1,249,550
		9,011,402

Information Technology - 7.9%
ASE Technology Holding Co. Ltd. - ADR	248,831	2,841,650
ASML Holding NV(b)	1,866	1,908,414
SAP SE - ADR	18,883	3,808,890
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(b)	8,797	1,529,007
		10,087,961

Materials - 8.8%
BHP Group Ltd. - ADR(c)	15,582	889,576
Cemex SAB de CV - ADR	128,404	820,502
CRH PLC	41,436	3,106,871
Gold Fields Ltd. - ADR(b)	160,379	2,389,647
Rio Tinto PLC - ADR	26,433	1,742,728
Southern Copper Corp.	21,560	2,322,874
		11,272,198
TOTAL COMMON STOCKS (Cost $111,254,172)		122,024,394

SHORT-TERM INVESTMENTS - 7.6%
Investments Purchased with Proceeds from Securities Lending - 3.8%
First American Government Obligations Fund - Class X, 4.65%(d)	4,774,593	4,774,592

Money Market Funds - 3.8%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(d)	4,897,199	4,897,199
TOTAL SHORT-TERM INVESTMENTS (Cost $9,671,791)		9,671,791

TOTAL INVESTMENTS - 103.2% (Cost $120,925,963)		$131,696,185
Liabilities in Excess of Other Assets - (3.2)%		(4,023,144)
TOTAL NET ASSETS - 100.0%		$127,673,041

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $4,614,114 which represented 3.6% of net assets.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Amplify International Enhanced Dividend Income ETF
Schedule of Written Options
as of June 30, 2024 (Unaudited)

WRITTEN OPTIONS - 0.0% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 0.0% (b)
ASML Holding NV, Expiration: 07/19/2024; Exercise Price: $1,220.00	$(613,638)	(6)	$(1,950)
Coupang, Inc., Expiration: 07/19/2024; Exercise Price: $23.50	(502,800)	(240)	(1,560)
Embraer SA, Expiration: 07/19/2024; Exercise Price: $30.00	(309,600)	(120)	(900)
Gold Fields Ltd., Expiration: 07/19/2024; Exercise Price: $17.00	(447,000)	(300)	(2,250)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 07/19/2024; Exercise Price: $210.00	(521,430)	(30)	(1,950)
Total Call Options			(8,610)
TOTAL WRITTEN OPTIONS (Premiums received $30,342)			(8,610)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify International Enhanced Dividend Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	122,024,393	–	–	122,024,393
Investments Purchased with Proceeds from Securities Lending	4,774,593	–	–	4,774,593
Money Market Funds	4,897,199	–	–	4,897,199
Total Investments	131,696,185	–	–	131,696,185

Liabilities:
Investments:
Written Options	–	(8,610)	–	(8,610)
Total Investments	–	(8,610)	–	(8,610)

Refer to the Schedule of Investments for additional information.

Allocation of Portfolio Holdings by Country as of June 30, 2024
(% of Net Assets)
Japan	$15,675,235	12.4
United Kingdom	15,316,661	12.1
Brazil	8,249,646	6.5
Canada	7,677,921	6.0
China	7,483,975	5.8
India	5,305,437	4.1
Colombia	5,189,329	4.0
Germany	5,058,440	4.0
Spain	4,855,468	3.8
France	4,843,417	3.8
Mexico	4,673,500	3.6
Taiwan	4,370,657	3.4
Italy	3,750,879	2.9
Denmark	3,398,068	2.7
Ireland	3,194,124	2.5
Israel	2,621,938	2.0
Switzerland	2,540,455	2.0
South Africa	2,389,647	1.9
Argentina	2,011,509	1.6
Netherlands	1,908,414	1.5
Australia	889,576	0.7
United States	20,283,279	15.9
Liabilities in Excess of Other Assets	(4,014,534)	(3.2)
	$127,673,041	100.0%

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of June 30, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.